Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes

Note 11. Income Taxes

The components of loss before provision for income taxes are as follows (in thousands):

	Year Ended December 31,
	2012	2013	2014
U.S.	$(24,739)	$(23,117)	$(66,755)
Foreign	495	767	(923)

Total	$(24,244)	$(22,350)	$(67,678)

The income tax provision is composed of the following (in thousands):

	Year Ended December 31,
	2012	2013	2014
Current tax provision
Federal	$—	$—	$2
State	2	37	1
Foreign	126	189	567

	128	226	570
Deferred tax provision:
Federal	—	—	—
State	—	—	—
Foreign	(7)	(5)	(833)

Total provision for (benefit from) income taxes	$121	$221	$(263)

Significant components of deferred tax assets are as follows (in thousands):

	As of December 31,
	2013	2014
Deferred tax assets:
Tax credit carryforward	$15	$197
Net operating loss carryforward	19,278	33,878
Share-based compensation	771	5,311
Accrued liabilities and reserves	1,316	3,710
Other	677	600

Total deferred tax assets	22,057	43,696
Less: valuation allowance	(19,837)	(39,496)

Deferred tax assets, net of valuation allowance	2,220	4,200
Deferred tax liabilities:
Depreciation and amortization	(2,207)	(4,597)

Net deferred tax assets (liabilities)	$13	$(397)

The following is a reconciliation of the statutory federal income tax rate and the effective tax rates:

	Year Ended December 31,
	2012	2013	2014
Tax at federal statutory rate	34.0%	34.0%	34.0%
State tax provision, net of federal benefit	—	(0.2)	—
Share-based compensation	(11.1)	(4.4)	(5.5)
Valuation allowance	(23.3)	(30.4)	(27.9)
Other	(0.1)	—	(0.2)

Effective tax rate	(0.5)%	(1.0%)	0.4%

We have not provided U.S. income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2014 because we intend to permanently reinvest such earnings outside of the U.S. If these foreign earnings were to be repatriated in the future, the related U.S. tax liability may be reduced by any foreign income taxes previously paid on these earnings. As of December 31, 2014, the cumulative amount of earnings upon which U.S. income taxes have not been provided is approximately $2.4 million. Determination of the amount of unrecognized deferred tax liability related to these earnings is not practicable.

As of December 31, 2014, we had net operating loss carryforwards of approximately $133.0 million for federal income taxes and $47.5 million for state income taxes. If not utilized, these carryforwards will begin to expire in 2029 for federal purposes and 2031 for state purposes.

We account for income taxes under an asset and liability approach. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for financial reporting purposes and such amounts recognized for income tax reporting purposes, net operating loss carryforwards, and other tax credits measured by applying currently enacted tax laws.

As of December 31, 2014, we had research and development credit carryforwards of approximately, $2.5 million and $2.7 million for federal and state income taxes, respectively. If not utilized, the federal carryforwards will begin to expire in 2029. The state tax credit can be carried forward indefinitely.

A share option exercise may result in a tax deduction prior to the actual recognition of the related excess tax benefit because we have a net operating loss carryforward. Our net operating losses include $40.9 million of excess stock option benefits that will be creditable to additional paid in capital when realized.

Internal Revenue Code Section 382 limits the use of net operating loss and tax credit carryforwards in certain situations where changes occur in the stock ownership of a company. In the event that we had a change of ownership, utilization of the net operating loss and tax credit carryforwards may be restricted.

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties) is as follows (in thousands):

Balance at December 31, 2012	$1,939
Additions for tax positions related to the prior year	—
Additions for tax positions related to the current year	1,978
Lapse of statutes of limitations	—

Balance as December 31, 2013	3,917
Additions for tax positions related to the prior year	(32)
Additions for tax positions related to the current year	2,070
Lapse of statutes of limitations	—

Balance at December 31, 2014	$5,955

As of December 31, 2014, we had $0.3 million of interest and penalties related to the uncertain tax positions. We have elected to record interest and penalties in the financial statements as a component of income taxes. Included in the balance of unrecognized tax benefits at December 31, 2014 and 2013 are potential benefits of $0.9 million and $0.5 million, respectively, which if recognized, would affect the effective tax rate.

We are currently unaware of any uncertain tax positions that could result in significant additional payments, accruals, or other material deviation in this estimate over the next 12 months.

Our 2009-2013 tax years remain subject to examination by the taxing authorities for U.S. federal, state, and foreign tax purposes.